Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: August 12, 2025

Payment Date	8/15/2025
Collection Period Start	7/1/2025
Collection Period End	7/31/2025
Interest Period Start	7/15/2025
Interest Period End	8/14/2025

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$—	$—	$—	—	Sep-26
Class A-4 Notes	$97,753,869.44	$97,753,869.44	$—	—	Apr-27
Class B Notes	$13,565,000.00	$13,565,000.00	$—	—	Apr-27
Class C Notes	$13,564,000.00	$13,564,000.00	$—	—	May-27
Class D Notes	$13,564,000.00	$13,564,000.00	$—	—	Mar-28
Total Notes	$138,446,869.44	$138,446,869.44	$—

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$141,838,079.43	$128,985,089.83	0.095088
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$141,838,079.43	$128,985,089.83
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$128,985,089.83
Reserve Account Balance	$3,391,209.99	$—

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$—	0.77000%	30/360	$—
Class A-4 Notes	$97,753,869.44	1.04000%	30/360	$84,720.02
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$138,446,869.44			$134,455.77

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$141,838,079.43	$128,985,089.83
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$141,838,079.43	$128,985,089.83
Number of Receivables Outstanding	24,754	23,757
Weighted Average Contract Rate	3.90%	3.91%
Weighted Average Remaining Term (months)	18.3	17.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$460,114.97
Principal Collections	$12,794,622.04
Liquidation Proceeds	$71,538.12
b. Repurchase Price	$—
c. Optional Purchase Price	$129,225,270.91
d. Reserve Account Excess Amount	$3,391,209.99
Total Available Funds	$145,942,756.03
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$145,942,756.03

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$118,198.40	$118,198.40	$—	$—	$145,824,557.63
Interest - Class A-1 Notes	$—	$—	$—	$—	$145,824,557.63
Interest - Class A-2 Notes	$—	$—	$—	$—	$145,824,557.63
Interest - Class A-3 Notes	$—	$—	$—	$—	$145,824,557.63
Interest - Class A-4 Notes	$84,720.02	$84,720.02	$—	$—	$145,739,837.61
First Allocation of Principal	$—	$—	$—	$—	$145,739,837.61
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$145,725,255.23
Second Allocation of Principal	$—	$—	$—	$—	$145,725,255.23
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$145,709,091.46
Third Allocation of Principal	$—	$—	$—	$—	$145,709,091.46
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$145,690,101.86
Fourth Allocation of Principal	$—	$—	$—	$—	$145,690,101.86
Reserve Account Deposit Amount	$—	$—	$—	$—	$145,690,101.86
Regular Principal Distribution Amount	$138,446,869.44	$138,446,869.44	$—	$—	$7,243,232.42
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$7,243,232.42
Remaining Funds to Certificates	$7,243,232.42	$7,243,232.42	$—	$—	$—
Total	$145,942,756.03	$145,942,756.03	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$141,838,079.43	$128,985,089.83
Note Balance	$138,446,869.44	$—
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$128,985,089.83
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$—
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$3,391,209.99
Ending Reserve Account Balance	$—

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	12	$58,367.56
Liquidation Proceeds of Defaulted Receivables[2]	0.06%	126	$71,538.12
Monthly Net Losses (Liquidation Proceeds)			$(13,170.56)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.18)%
Second Preceding Collection Period			(0.95)%
Preceding Collection Period			(0.19)%
Current Collection Period			(0.12)%
Four-Month Average Net Loss Ratio			(0.36)%
Cumulative Net Losses for All Periods			$2,217,894.21
Cumulative Net Loss Ratio			0.16%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.61%	95	$783,554.45
60-89 Days Delinquent	0.32%	48	$414,429.10
90-119 Days Delinquent	0.08%	10	$99,664.64
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	1.01%	153	$1,297,648.19

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$10,090.76
Total Repossessed Inventory		7	$68,677.01

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		58	$514,093.74
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.30%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.32%
Current Collection Period			0.40%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of July 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.25	0.20%	32	0.13%